Notes Payable (Unsecured Convertible Note) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				0 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended			0 Months Ended		1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended				0 Months Ended		1 Months Ended	0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 03, 2008 Class A Warrant [Member]	Jun. 30, 2013 Class A Warrant [Member]	Dec. 31, 2012 Class A Warrant [Member]	Dec. 31, 2008 Class A Warrant [Member]	Dec. 31, 2007 Class A Warrant [Member]	Dec. 03, 2008 Class B Warrant [Member]	Oct. 31, 2007 Class B Warrant [Member]	Dec. 31, 2012 Class B Warrant [Member]	Dec. 31, 2007 Class C Warrant [Member]	Dec. 31, 2012 Letter of Understanding [Member]	Sep. 25, 2006 Letter of Understanding [Member]	Dec. 24, 2010 Unsecured Convertible Note [Member]	Dec. 23, 2009 Unsecured Convertible Note [Member]	Mar. 31, 2011 Unsecured Convertible Note [Member]	Jun. 30, 2013 Unsecured Convertible Note [Member]	Jun. 30, 2012 Unsecured Convertible Note [Member]	Mar. 31, 2011 Unsecured Convertible Note [Member]	Jun. 30, 2013 Unsecured Convertible Note [Member]	Jun. 30, 2012 Unsecured Convertible Note [Member]	Dec. 31, 2012 Unsecured Convertible Note [Member]	Dec. 31, 2011 Unsecured Convertible Note [Member]	Dec. 31, 2010 Unsecured Convertible Note [Member]	Nov. 02, 2006 Unsecured Convertible Note [Member]	Dec. 24, 2010 Unsecured Convertible Note [Member] Common Stock [Member]	Dec. 24, 2010 Unsecured Convertible Note [Member] Warrants Issued for Convertible Note Restructuring [Member]	Mar. 31, 2011 Unsecured Convertible Note [Member] Warrants Issued for Convertible Note Restructuring [Member]	Nov. 02, 2006 Unsecured Convertible Note [Member] Class A Warrant [Member]	Nov. 02, 2006 Unsecured Convertible Note [Member] Class B Warrant [Member]	Nov. 02, 2006 Unsecured Convertible Note [Member] Class C Warrant [Member]	Nov. 02, 2006 Unsecured Convertible Note [Member] Class D Warrant [Member]
Convertible notes
Amount of credit facility																		$ 1,000,000	$ 1,000,000									$ 1,000,000
Credit facility initiation date																		Sep. 25, 2006
Credit facility expiration date																		Oct. 30, 2006
Principal issued																															1,000,000
Debt interest rate																					8.00%							8.00%			5.00%
Debt maturity date																				Dec. 31, 2013	Dec. 22, 2010							Dec. 31, 2013
Conversion price																												$ 0.25			$ 1.50
Number of shares of common stock warrants can be exercised for																															5,500,000		75,000	221,758	750,000	750,000	2,000,000	2,000,000
Warrant term length																																	5 years	5 years	1 year	1 year	18 months	24 months
Exercise price of warrants																				0.90													0.9	0.96	1.60	1.75	2.10	3.00
Warrants exercised						455,098		55,098				64,400	454,000
Warrants expired			448,094		252,669	302,054			231,600					750,000			650,000
Shares of common stock issued							25,402,164								650,000					150,000												150,000
Number of shares issued for interest								135,369														135,369			135,369
Common stock issued for interest						19,634																81,221			81,221
Derivative valuation	1,275,275	4,309,537	1,275,275	4,309,537	1,191,269	3,760,200					698,838					58,631							34,600	326,400		34,600	326,400	46,400	300,000
Gain (loss) on derivative valuation	709,509	2,959,155	(25,606)	4,588,480	8,829,748	11,724,400																				11,800	(26,400)	253,600	1,101,900
Risk-free interest rate										1.41%	0.72%															0.10%		0.16%
Expected life										4 years 8 months 12 days	5 years 2 months 12 days															6 months		1 year 0 months
Expected volatility										91.50%	85.49%															143.51%		122.04%
Dividend yield										0.00%	0.00%															0.00%		0.00%
Stock trading price										$ 0.08	$ 0.08												$ 0.08			$ 0.08		$ 0.08
Accretion of discount on convertible notes payable			793,865	265,636	941,225	340,377																	20,000	83,334		83,334	166,668	333,336	333,336
Interest expense of convertible debt																							83,334	20,000		20,000	40,000		80,000	80,000
Accrued interest payable																												$ 680,816	$ 680,816